Organization and Nature of Operations (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Organizational Structure

Organizational Structure

Company Name		Incorporation Date	State of Incorporation

Nightfood Holdings, Inc. (“NGTF”) DBA TechForce Robotics		November 22, 2022	Nevada
Nightfood, Inc. (“Nightfood”)	2	January 14, 2010	New York
Future Hospitality Ventures Holdings, Inc. (“FHVH”) DBA RoboOp365		October 25, 2024	Nevada
SWC Group, Inc. (“SWC”) DBA CarryoutSupplies.com	1	July 19, 2004	California
TechForce Robotics, Inc. FKA Skytech Automated Solutions, Inc. (“Skytech”)	1	October 6, 2023	Delaware
Victorville Treasure Holdings, LLC DBA Holiday Inn (“VV”)	3	February 26, 2014	California
Mountain Treasure Holdings, LLC DBA Hilton Garden Inn (“RM”)	4	July 5, 2013	California

Organizational Structure

Company Name		Incorporation Date	State of Incorporation

Nightfood Holdings, Inc. (“NGTF”)		November 22, 2022	Nevada
Nightfood, Inc. (“Nightfood”)	**	January 14, 2010	New York
Future Hospitality Ventures Holdings, Inc. (“FHVH”)		October 25, 2024	Nevada
SWC Group, Inc. (“SWC”)	*	July 19, 2004	California
Skytech Automated Solutions, Inc. (“Skytech”)	*	October 6, 2023	Delaware

*	Acquired on March 31, 2025.
**	Discontinued operations effective June 30, 2025

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements (“U.S. GAAP”).

Liquidity and Going Concern

As reflected in the accompanying consolidated financial statements, for the year ended June 30, 2025, the Company had:

●	Net loss available to common stockholders of $8,127,444; and
●	Net cash used in operations was $1,634,483

Additionally, at June 30, 2025, the Company had:

●	Accumulated deficit of $46,753,844
●	Stockholders’ deficit of $17,332,174,
●	Working capital deficit of $10,688,767; and
●	Cash on hand of $350,231

Following its recent acquisitions of SWC and Skytech, the Company has initiated early customer deployments under its Robotics-as-a-Service (“RaaS”) model and commenced revenue-generating activities. While these deployments represent an important step toward building recurring revenue, revenues to date are not sufficient to fund ongoing operations. Based on current operating levels and cash usage forecasts, existing cash resources are not sufficient to fund operations for the twelve months following the issuance of these financial statements without additional financing.

Historically, the Company has relied on third-party and related-party debt financing. There is no assurance that additional financing will be available on commercially acceptable terms, or at all. Furthermore, there is no assurance that any funds raised will be sufficient to enable the Company to complete its initiatives or achieve profitable operations.

The Company’s future capital requirements and the adequacy of its available funds will depend on many factors, including the ability to successfully scale both its Foodservice Packaging and RaaS businesses, expand into new markets, respond to competitive pressures, and pursue strategic opportunities. Current capital needs reflect investments in:

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Our capital needs reflect investments in:

●	Scaling RaaS deployments to new customers and markets;
●	Maintaining and upgrading robotic systems in the field; and
●	Supporting working capital and day-to-day operations

While the Company sees significant opportunity to grow recurring revenue through RaaS, its ability to execute on this opportunity depends on securing additional financing. If sufficient capital is not raised, the Company may be required to slow expansion plans, reduce operating activities, or adjust its overall strategy.

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are issued. The consolidated financial statements do not include any adjustments that might result if the Company is unable to continue as a going concern and have been prepared on a basis that assumes the Company will continue as a going concern and realize assets and satisfy liabilities in the ordinary course of business.

Management’s strategic plans to address these matters include the following:

●	Expand into new and existing markets, with a focus on Robotics as a Service;
●	Obtain additional debt and/or equity financing to support working capital and growth;
●	Pursuing collaborations with other operating businesses for strategic opportunities; and
●	Selectively evaluating acquisitions to enhance or complement the current business model.